Long-term debt, short-term borrowings, interest and other, net - Components of Long-Term Debt (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023	May 31, 2022	May 31, 2020	Feb. 29, 2020	Nov. 30, 2016	Jul. 31, 2016
Debt Instrument [Line Items]
Long-term debt	€ 3,699.2	€ 4,687.6
Less: current portion of long-term debt	990.2	1,010.3
Non-current portion of long-term debt	2,709.0	3,677.3
Debt acquired from Berliner Glas (ASML Berlin GmbH)
Debt Instrument [Line Items]
Long term debt	16.4	18.2
Senior notes | 1.375% Senior Notes Due 2026
Debt Instrument [Line Items]
Debt instrument, face amount								€ 1,000.0
Interest rate on principal amount (in percentage)								1.375%
Long term debt	991.3	967.7
Senior notes | 1.625% Senior Notes Due 2027
Debt Instrument [Line Items]
Debt instrument, face amount							€ 750.0
Interest rate on principal amount (in percentage)							1.625%
Long term debt	731.5	720.1
Senior notes | 0.250% Senior Notes due 2030
Debt Instrument [Line Items]
Debt instrument, face amount						€ 750.0
Interest rate on principal amount (in percentage)						0.25%
Long term debt	745.8	744.8
Senior notes | 0.625% Senior Notes Due 2029
Debt Instrument [Line Items]
Debt instrument, face amount					€ 750.0
Interest rate on principal amount (in percentage)					0.625%
Long term debt	748.7	748.3
Senior notes | 2.250% Senior Notes Due 2032
Debt Instrument [Line Items]
Debt instrument, face amount				€ 500.0
Interest rate on principal amount (in percentage)				2.25%
Long term debt	465.5	478.2
Senior notes | 3.500% Senior Notes Due 2025
Debt Instrument [Line Items]
Debt instrument, face amount			€ 1,000.0
Interest rate on principal amount (in percentage)			3.50%
Long term debt	€ 0.0	€ 1,010.3